Note 5 - Share Capital (Details) - Summary of Warrant Activity	12 Months Ended							12 Months Ended						12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CAD	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CAD	Dec. 31, 2011	Dec. 31, 2011	Jun. 16, 2011	Dec. 31, 2012 Issued [Member]	Dec. 31, 2012 Issued [Member]	Dec. 31, 2013 Exercised [Member]	Dec. 31, 2013 Exercised [Member]	Dec. 31, 2012 Exercised [Member]	Dec. 31, 2012 Exercised [Member]	Dec. 31, 2013 Exercised [Member] Minimum [Member]	Dec. 31, 2013 Exercised [Member] Minimum [Member]	Dec. 31, 2012 Exercised [Member] Minimum [Member]	Dec. 31, 2012 Exercised [Member] Minimum [Member]	Dec. 31, 2013 Exercised [Member] Maximum [Member]	Dec. 31, 2013 Exercised [Member] Maximum [Member]	Dec. 31, 2012 Exercised [Member] Maximum [Member]	Dec. 31, 2012 Exercised [Member] Maximum [Member]	Dec. 31, 2013 Minimum [Member]	Dec. 31, 2013 Minimum [Member]	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2011 Minimum [Member]	Dec. 31, 2011 Minimum [Member]	Dec. 31, 2013 Maximum [Member]	Dec. 31, 2013 Maximum [Member]	Dec. 31, 2012 Maximum [Member]	Dec. 31, 2012 Maximum [Member]	Dec. 31, 2011 Maximum [Member]	Dec. 31, 2011 Maximum [Member]
Class of Warrant or Right [Line Items]
Common shares purchasable upon exercise of warrants (in Shares)	1,014,728	1,014,728	1,588,411	1,588,411	949,495	949,495	894,950	924,302	924,302	(573,683)	(573,683)	(285,386)	(285,386)
Weighted average exercise price (in Dollars and Dollars)	2.72	2.90	3.02	3.00	3.20	3.25		2.61	2.60	3.00	3.19	2.54	2.53
Range of exercise prices (in Dollars and Dollars)								2.61	2.60					2.44	2.60	1.66	1.65	3.15	3.35	3.37	3.35	2.44	2.60	2.51	2.50	1.62	1.65	3.15	3.35	3.37	3.35	3.29	3.35
Weighted average remaining contractual life	2 years 255 days	2 years 255 days	3 years 292 days	3 years 292 days	4 years 219 days	4 years 219 days
Aggregate intrinsic value (in Dollars and Dollars)	$ 5,298,447	5,635,446	$ 3,156,912	3,140,893